Other non-current liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Noncurrent Liabilities

	2018	2017
	£m	£m
Accruals	71	82
Deferred Income	19	22
Other payables	848	877

	938	981